UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2018

Item 1. Reports to Stockholders

Fixed income mutual fund

Delaware Investments Ultrashort Fund

March 31, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Investments Ultrashort Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of March 31, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Portfolio management review

Delaware Investments Ultrashort Fund	April 10, 2018 (Unaudited)

Performance preview (for the year ended March 31, 2018)
Delaware Investments Ultrashort Fund (Institutional Class shares)	1-year return	+1.05%
Delaware Investments Ultrashort Fund (Class A shares)	1-year return	+1.15%
ICE BofAML US 6-Month Treasury Bill Index (benchmark)*	1-year return	+1.15%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Investments Ultrashort Fund, please see the table on page 3. Institutional Class Shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 7 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

*Formerly known as the BofA Merrill Lynch US 6-Month Treasury Bill Index.

Market overview

During the Fund’s fiscal year ended March 31, 2018, the US economy expanded, with US gross domestic product (GDP) growing at roughly a 3% annual rate for each of the period’s first three quarters. Other data were also positive: Monthly payroll numbers grew consistently and the unemployment rate fell to 4.1%, while consumer confidence and business sentiment were positive, and purchasing managers’ indices had strong readings.

Despite a lack of predictability about the Trump administration’s policies, the government’s pro-growth and pro-business policies on tax reform and deregulation supported corporate profitability, and financial markets performed relatively well overall.

However, concerns about potential economic overheating; conflicts with North Korea, Iran, and Syria; and more recently, the risk of a trade war with China, led to a spike in stock market volatility in February and March. Throughout all this, annual consumer inflation gauges remained in the range of 1.5% to 2.0%.

Most relevant to the ultrashort fixed income market, the US Federal Reserve continued its slow and well-telegraphed path toward interest rate normalization. After raising its target federal funds rate six times from December 2015 through March 2018, to a range of 1.50% to 1.75% at the end of the fiscal year, the Fed is expected to hike rates at least twice more in 2018, and two or more times in 2019.

Fund performance

For the fiscal year ended March 31, 2018, Delaware Investments Ultrashort Fund Institutional Class shares returned +1.05%. The Fund’s Class A shares returned +1.05% at net asset value and -0.93% at maximum offer price. These figures reflect all distributions reinvested. For the same period, the Fund’s benchmark, the ICE BofAML US 6-Month Treasury Bill Index, returned +1.15%. Complete annualized performance for Delaware Investments Ultrashort Fund is shown in the table on page 3.

The Fund trailed its benchmark largely because of our efforts to raise the portfolio’s overall yield by adding to duration in late 2017. Increasing the Fund’s allocation to corporate bonds in the 2- to 3-year maturity range accomplished this. Although corporate bonds had higher yields than the rest of the Fund’s portfolio, the prices of these

Portfolio management review

Delaware Investments Ultrashort Fund

securities fell as interest rates rose. As a result, their total return, and our larger-than-normal allocation to corporate bonds, diminished overall Fund returns.

The Fund is structured into three roughly evenly divided segments: Money markets (employed largely for liquidity), investment grade corporate bonds (used for higher yield), and AAA-rated floating-rate asset-backed securities (ABS) (used in an effort to respond to rate increases). Additionally, with their shorter maturities, the money market securities enable the Fund to quickly capture rate increases and can be used to help manage the portfolio’s average duration. We may tweak the Fund’s allocations to these three segments somewhat as opportunities arise but generally allocation remains at one-third for each segment. The goal is to maintain a high-quality portfolio with the potential for competitive returns.

At its peak, the Fund’s duration was just less than 12 months. However, by the end of the fiscal year, we reduced that to roughly eight months by selling corporate bonds while adding to the Fund’s floating-rate ABS holdings. We judged exposure to very short money market investments necessary for liquidity purposes. However, despite wider-than-usual spreads in the money market curve and more attractive yields, those remained modest relative to yields available in ABS and corporate bonds.

The key contributor to the Fund’s absolute and relative performance, partly offsetting the negative impact of corporate bonds during the fiscal period, was its exposure to floating-rate asset-backed holdings. They generally performed well in this type of environment because of their ability to capture yield while retaining a modest duration. Because floating-rate ABS are priced according to the 3-month London interbank offered rate (Libor), they allow the Fund to capture current yield as Libor rises.

At the end of the fiscal year, the Fund’s allocation to ABS was slightly more than 45%. The balance was in corporate bonds, 35% of assets; mortgage-backed securities (MBS), 5%; collateralized loan obligations (CLOs), about 1%; and money market instruments, roughly 15%. The Fund has an allocation limit of 50% for ABS and corporate bonds, but there is no upper limit on exposure to money market instruments.

Despite an increase in market volatility — US equities fell 10% from their January highs and the overall US bond market suffered first-quarter losses of roughly 1.5% in terms of total return, as measured by the Bloomberg Barclays US Aggregate Index — the Fund’s holdings are consistently high quality. All ABS, MBS, and CLO holdings are AAA-rated. All of the Fund’s money market holdings are rated Tier 1. Additionally, the Fund’s corporate bonds are all high grade, rated BBB or better. Therefore, credit risk is not a concern to us, as all of the Fund’s holdings are highly rated and highly liquid.

Interest rate risk is a concern to us, however, which is driving our ongoing effort to shorten the Fund’s average duration closer to six months, largely through selling more corporate bonds. In managing the Fund through this environment, our goal is to navigate financial markets so that the Fund has what we view as sufficient exposure to each of its three buckets — money markets, ABS, and corporate bonds — to maximize the combined opportunities that they offer, including liquidity, interest rate responsiveness, and yield, while avoiding exposure to excess risk.

As one would expect in times of stock market stress, the potential safety of ultrashort fixed income products becomes even more attractive, and the benefit of not subjecting investors to redemption fees* and liquidity gates, unlike certain money market funds, is an important additional positive for investors.

*The Fund’s Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months.

Performance summary

Delaware Investments Ultrashort Fund	March 31, 2018 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance1,2

Average annual total returns through March 31, 2018
	1 year	5 years	10 years	Lifetime

Class A (Est. March 10, 1988)*
Excluding sales charge	+1.05%	+0.44%	+0.37%	+2.76%
Including sales charge	-0.93%	+0.04%	+0.17%	+2.69%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+1.05%	+0.44%	+0.31%	+1.57%
Including sales charge	+0.05%	+0.44%	+0.31%	+1.57%
Class L (Est. June 30, 1978)*
Excluding sales charge	+1.05%	+0.44%	+0.39%	+4.67%
Including sales charge	+1.05%	+0.44%	+0.39%	+4.67%
Institutional Class (Est. Jan. 5, 2016)
Excluding sales charge	+1.05%	n/a	n/a	+0.98%
Including sales charge	+1.05%	n/a	n/a	+0.98%
ICE BofAML US 6-Month Treasury Bill Index	+1.15%	+0.48%	+0.60%	+3.52%**

*In conjunction with the conversion, Class A shares became Class L shares and Consultant Class shares became Class A shares.

**The benchmark lifetime return is for Class A share comparison only and is calculated using the last business day in the month of the Fund’s Class A inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional shares pay no distribution and service fee.

Class A shares are sold with a maximum front-end sales charge of 2.00%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Performance summary

Delaware Investments Ultrashort Fund

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed. A sales load was not applicable for periods prior to Jan. 5, 2016 for Class A/Class C shares.

The Fund’s distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund’s Class A and Class C shares’ 12b-1 fee to 0.00% of the respective share class’ average daily net assets from April 1, 2017 through March 31, 2018.* These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Class L shares are only available to Fund shareholders who held Class A shares of the Fund prior to the conversion of the Fund. Class L shares are closed to all additional purchases.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Interest payments on inflation-indexed debt securities will vary as the principal and/or interest is adjusted for inflation.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.40% of the Fund’s average daily net assets during the period from April 1, 2017 to March 31, 2018.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class L	Institutional Class
Total annual operating expenses (without fee waivers)	1.08%	1.83%	0.83%	0.83%
Net expenses (including fee waivers, if any)	0.40%	0.40%	0.40%	0.40%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Jan. 4, 2016, through July 30, 2018.

Performance summary

Delaware Investments Ultrashort Fund

Performance of a $10,000 investment1

Class A shares

Average annual total returns from March 31, 2008, through March 31, 2018

Institutional Class shares

Average annual total returns from Jan. 5, 2016 (inception date), through March 31, 2018

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on March 31, 2008, and includes the effect of a 2.00% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the ICE BofAML US 6-Month Treasury Bill Index as of March 31, 2008.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Jan. 5, 2016, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the ICE BofAML US 6-Month Treasury Bill Index as of Jan. 5, 2016.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 3 through 7.

The ICE BofAML US 6-Month Treasury Bill Index (formerly known as the BofA Merrill Lynch US 6-Month Treasury Bill Index) tracks the performance of US Treasury bills with a maturity of six months. The index comprises a single Treasury issue purchased at the beginning of the month, which is then sold at the end of the month and rolled into a newly selected issue that matures closest to, but not beyond, six months from the transaction date (known as the rebalancing date).

The Bloomberg Barclays US Aggregate Index, mentioned on page 2, is a broad composite that tracks the investment grade domestic bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DLTAX	245910609
Class C	DLTCX	245910708
Class L	DLTLX	245910807
Institutional Class	DULTX	245910500

Disclosure of Fund expenses

For the six-month period from October 1, 2017 to March 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2017 to March 31, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Investments Ultrashort Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Annualized Expense Ratio	Expenses Paid During Period 10/1/17 to 3/31/18*
Actual Fund return†
Class A	$1,000.00	$1,002.30	0.40%	$2.00
Class C	1,000.00	1,002.30	0.40%	2.00
Class L	1,000.00	1,002.30	0.40%	2.00
Institutional Class	1,000.00	1,002.30	0.40%	2.00
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,022.94	0.40%	$2.02
Class C	1,000.00	1,022.94	0.40%	2.02
Class L	1,000.00	1,022.94	0.40%	2.02
Institutional Class	1,000.00	1,022.94	0.40%	2.02

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

† Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation

Delaware Investments Ultrashort Fund	As of March 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	7.12%
Collateralized Debt Obligations	1.10%
Commercial Paper	4.34%
Corporate Bonds	38.67%
Banks	18.13%
Basic Industry	0.77%
Capital Goods	1.67%
Communications	3.70%
Consumer Cyclical	1.70%
Consumer Non-Cyclical	6.02%
Electric	1.67%
Insurance	1.67%
Natural Gas	1.66%
Technology	1.68%
Non-Agency Asset-Backed Securities	48.63%
Total Value of Securities	99.86%
Receivables and Other Assets Net of Liabilities	0.14%
Total Net Assets	100.00%

Schedule of investments

Delaware Investments Ultrashort Fund	March 31, 2018

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 7.12%
Fannie Mae Connecticut Avenue Securities
Series 2018-C01 1M1 2.472% (LIBOR01M + 0.60%, Floor 0.60%) 7/25/30 ●	1,480,983	$1,480,445
Series 2018-C02 2M1 2.522% (LIBOR01M + 0.65%, Floor 0.65%) 8/25/30 ●	968,843	969,345
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2015-DNA2 M2 4.472% (LIBOR01M + 2.60%) 12/25/27 ●	1,290,345	1,317,808
Silverstone Master Issuer Series 2018-1A 1A 144A 2.123% (LIBOR03M + 0.39%) 1/21/70 #●	1,500,000	1,500,936

Total Agency Collateralized Mortgage Obligations (cost $5,266,828)		5,268,534

Collateralized Debt Obligations – 1.10%
Apex Credit CLO Series 2015-2A AX 144A 2.803% (LIBOR03M + 1.45%, Floor 1.45%) 10/19/26 #●	312,083	312,022
Monarch Grove CLO Series 2018-1A AX 144A 2.623% (LIBOR03M + 0.70%) 1/25/28 #●	500,000	499,973

Total Collateralized Debt Obligations (cost $812,099)		811,995

Commercial Paper – 4.34%
Banks – 2.31%
Abbey National Treasury Services 1.69% 4/2/18 ≠	1,710,000	1,709,920

		1,709,920

Colleges & Universities – 1.35%
Duke University 1.737% 5/15/18 ≠	500,000	498,758
University of Chicago 1.753% 4/10/18 ≠	500,000	499,785

		998,543

Consumer Discretionary – 0.68%
St Joseph County 1.923% 5/2/18 ≠	500,000	499,095

		499,095

Total Commercial Paper (cost $3,207,817)		3,207,558

Corporate Bonds – 38.67%
Banks – 18.13%
Bank of America 2.741% (LIBOR03M + 1.00%) 4/24/23 ●	750,000	755,791
Bank of New York Mellon 2.20% 3/4/19	1,250,000	1,245,581
Citigroup 2.985% (LIBOR03M + 1.10%) 5/17/24 ●	1,500,000	1,514,541
Citizens Bank 2.20% 5/26/20	1,250,000	1,224,445
Fifth Third Bank 2.20% 10/30/20	1,500,000	1,465,196

Schedule of investments

Delaware Investments Ultrashort Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banks (continued)
Goldman Sachs Group
2.30% 12/13/19	1,250,000	$1,237,021
3.584% (LIBOR03M + 1.60%) 11/29/23 ●	750,000	774,025
Huntington National Bank 2.375% 3/10/20	1,250,000	1,232,918
JPMorgan Chase & Co. 2.645% (LIBOR03M + 0.90%) 4/25/23 ●	750,000	753,332
Morgan Stanley 3.011% (LIBOR03M + 1.22%) 5/8/24 ●	750,000	762,562
Santander UK 2.125% 11/3/20	1,000,000	976,982
UBS 144A 2.45% 12/1/20 #	1,500,000	1,473,899

		13,416,293

Basic Industry – 0.77%
Dow Chemical 8.55% 5/15/19	535,000	567,975

		567,975

Capital Goods – 1.67%
Fortive 1.80% 6/15/19	1,250,000	1,235,248

		1,235,248

Communications – 3.70%
AT&T 2.723% (LIBOR03M + 0.89%) 2/14/23 ●	1,250,000	1,268,201
Deutsche Telekom International Finance 144A 1.50% 9/19/19 #	1,500,000	1,472,313

		2,740,514

Consumer Cyclical – 1.70%
General Motors Financial 3.311% (LIBOR03M + 0.99%) 1/5/23 ●	1,250,000	1,256,884

		1,256,884

Consumer Non-Cyclical – 6.02%
BAT Capital 144A 2.297% 8/14/20 #	1,250,000	1,226,093
CVS Health 3.35% 3/9/21	1,250,000	1,257,458
Shire Acquisitions Investments Ireland 1.90% 9/23/19	2,000,000	1,967,528

		4,451,079

Electric – 1.67%
Dominion Energy 2.579% 7/1/20	1,250,000	1,234,719

		1,234,719

Insurance – 1.67%
Principal Life Global Funding II 144A 1.50% 4/18/19 #	1,250,000	1,233,868

		1,233,868

Natural Gas – 1.66%
Sempra Energy 1.625% 10/7/19	1,250,000	1,226,142

		1,226,142

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology – 1.68%
Analog Devices 2.95% 1/12/21	1,250,000	$1,246,490

		1,246,490

Total Corporate Bonds (cost $28,840,772)		28,609,212

Non-Agency Asset-Backed Securities – 48.63%
American Express Credit Account Master Trust Series 2017-2 A 2.227% (LIBOR01M + 0.45%) 9/16/24 ●	675,000	681,116
ARI Fleet Lease Trust Series 2017-A A1 144A 1.25% 6/15/18 #	72,187	72,141
BMW Floorplan Master Owner Trust Series 2015-1A A 144A 2.277% (LIBOR01M + 0.50%, Floor 0.50%) 7/15/20 #●	1,000,000	1,001,128
BMW Vehicle Lease Trust Series 2016-1 A3 1.34% 1/22/19	344,408	343,821
CARDS II Trust Series 2016-1A A 144A 2.477% (LIBOR01M + 0.70%) 7/15/21 #●	2,500,000	2,504,055
CarMax Auto Owner Trust Series 2018-1 A2B 1.927% (LIBOR01M + 0.15%) 5/17/21 ●	1,000,000	999,415
Chase Issuance Trust
Series 2016-A1 A 2.187% (LIBOR01M + 0.41%, Floor 0.41%) 5/17/21 ●	1,000,000	1,002,800
Series 2017-A1 A 2.077% (LIBOR01M + 0.30%) 1/18/22 ●	250,000	250,673
Series 2017-A2 A 2.177% (LIBOR01M + 0.40%) 3/15/24 ●	1,000,000	1,006,019
Chase Issuance Trust
Series 2017-2A A2 144A 2.227% (LIBOR01M + 0.45%, Floor 0.45%) 5/15/29 #●	1,448,750	1,448,658
Series 2017-4A A2 144A 2.117% (LIBOR01M + 0.34%) 11/15/29 #●	2,000,000	1,999,687
Citibank Credit Card Issuance Trust Series 2017-A5 A5 2.474% (LIBOR01M + 0.62%, Floor 0.62%) 4/22/26 ●	3,000,000	3,020,590
Discover Card Execution Note Trust Series 2017-A5 A5 2.377% (LIBOR01M + 0.60%) 12/15/26 ●	3,300,000	3,328,323
Evergreen Credit Card Trust Series 2017-1 A 144A 2.037% (LIBOR01M + 0.26%) 10/15/21 #●	800,000	800,769

Schedule of investments

Delaware Investments Ultrashort Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust A
Series 2013-4 A 2.327% (LIBOR01M + 0.55%, Floor 0.55%) 6/15/20 ●	1,284,000	$1,285,213
Series 2015-2 A2 2.347% (LIBOR01M + 0.57%, Floor 0.57%) 1/15/22 ●	1,000,000	1,005,738
GMF Floorplan Owner Revolving Trust Series 2016-1 A2 144A 2.627% (LIBOR01M + 0.85%) 5/17/21 #●	1,755,000	1,766,794
Hyundai Auto Lease Securitization Trust Series 2017-B A2B 144A 2.057% (LIBOR01M + 0.28%, Floor 0.28%) 12/16/19 #●	780,255	780,951
Invitation Homes Trust Series 2018-SFR1 A 144A 2.508% (LIBOR01M + 0.70%) 3/17/37 #●	1,990,431	1,996,666
Mercedes-Benz Master Owner Trust Series 2016-BA A 144A 2.477% (LIBOR01M + 0.70%, Floor 0.75%) 5/17/21 #●	1,000,000	1,005,816
Navistar Financial Dealer Note Master Owner Trust II Series 2017-1 A 144A 2.652% (LIBOR01M + 0.78%) 6/27/22 #●	1,000,000	1,004,315
Nissan Master Owner Trust Receivables Series 2017-C A 2.097% (LIBOR01M + 0.32%) 10/17/22 ●	1,500,000	1,500,300
PFS Financing Series 2018-A A 144A 2.177% (LIBOR01M + 0.40%) 2/15/22 #●	2,000,000	1,999,950
Toyota Auto Receivables Owner Trust Series 2017-C A2B 1.857% (LIBOR01M + 0.08%, Floor 0.08%) 7/15/20 ●	1,175,000	1,175,112
Trafigura Securitisation Finance Series 2017-1A A1 144A 2.627% (LIBOR01M + 0.85%) 12/15/20 #●	1,000,000	1,004,989
Volvo Financial Equipment Master Owner Trust Series 2017-A A 144A 2.277% (LIBOR01M + 0.50%) 11/15/22 #●	1,000,000	1,005,156
Wheels SPV 2 Series 2017-1A A2 144A 1.88% 4/20/26 #	2,000,000	1,981,353

Total Non-Agency Asset-Backed Securities (cost $35,923,314)		35,971,548

Total Value of Securities – 99.86% (cost $74,050,830)		$73,868,847

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2018, the aggregate value of Rule 144A securities was $28,091,532, which represents 37.97% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars.

●	Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

CLO – Collateralized Loan Obligation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Investments Ultrashort Fund	March 31, 2018

Assets:
Investments, at value[1]	$73,868,847
Cash	31,893
Interest receivable	190,023
Receivable for fund shares sold	2,138

Total assets	74,092,901

Liabilities:
Distribution payable	37,290
Other accrued expenses payable	49,397
Investment management fees payable to affiliates	13,174
Payable for fund shares redeemed	9,096
Audit and tax fees payable	5,733
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,231
Accounting and administration expenses payable to affiliates	579
Trustees’ fees and expenses payable to affiliates	443
Legal fees payable to affiliates	331
Reports and statements to shareholders expenses payable to affiliates	58

Total liabilities	117,332

Total Net Assets	$73,975,569

Net Assets Consist of:
Paid-in capital	$74,293,365
Distributions in excess of net investment income	(12,734)
Accumulated net realized loss on investments	(123,079)
Net unrealized depreciation of investments	(181,983)

Total Net Assets	$73,975,569

Net Asset Value
Class A:
Net assets	$8,721,980
Shares of beneficial interest outstanding, unlimited authorization, no par	875,991
Net asset value per share	$9.96
Sales charge	2.00%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$10.16

Class C:
Net assets	$5,751,990
Shares of beneficial interest outstanding, unlimited authorization, no par	577,760
Net asset value per share	$9.96

Class L:
Net assets	$59,083,388
Shares of beneficial interest outstanding, unlimited authorization, no par	5,933,678
Net asset value per share	$9.96

Institutional Class:
Net assets	$418,211
Shares of beneficial interest outstanding, unlimited authorization, no par	41,998
Net asset value per share	$9.96

[1]Investments, at cost	$74,050,830

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Investments Ultrashort Fund	Year ended March 31, 2018

Investment Income:
Interest	$1,424,310

Expenses:
Management fees	240,530
Distribution expenses – Class A	23,521
Distribution expenses – Class C	65,677
Dividend disbursing and transfer agent fees and expenses	86,436
Registration fees	55,089
Accounting and administration expenses	38,316
Audit and tax fees	37,315
Legal fees	30,711
Reports and statements to shareholders expenses	27,780
Dues and services fees	9,356
Custodian fees	7,181
Trustees’ fees and expenses	3,674
Other	6,046

631,632
Less expenses waived	(220,132)
Less waived distribution expenses – Class A	(23,521)
Less waived distribution expenses – Class C	(65,677)
Less expenses paid indirectly	(1,253)

Total operating expenses	321,049

Net Investment Income	1,103,261

Net Realized and Unrealized Loss:
Net realized loss on investments	(33,333)
Net change in unrealized appreciation (depreciation) of investments	(230,358)

Net Realized and Unrealized Loss	(263,691)

Net Increase in Net Assets Resulting from Operations	$839,570

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments Ultrashort Fund

	Year ended
	3/31/18	3/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,103,261	$673,194
Net realized gain (loss)	(33,333)	106,163
Net change in unrealized appreciation (depreciation)	(230,358)	(120,718)

Net increase in net assets resulting from operations	839,570	658,639

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(129,652)	(61,714)
Class C	(90,207)	(65,331)
Class L	(874,578)	(541,122)
Institutional Class	(8,538)	(2,302)

Net realized gain:
Class A	(5,788)	(19,826)
Class C	(3,797)	(28,823)
Class L	(37,263)	(159,652)
Institutional Class	(502)	(720)

	(1,150,325)	(879,490)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,946,632	15,259,316
Class C	1,016,739	6,744,579
Class L	5,113	829
Institutional Class	727,933	137,599

Net asset value of shares issued upon reinvestment of dividends:
Class A	131,142	78,351
Class C	83,468	84,439
Class L	883,579	684,797
Institutional Class	2,878	2,393

	7,797,484	22,992,303

Statements of changes in net assets

Delaware Investments Ultrashort Fund

	Year ended
	3/31/18	3/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,747,844)	$(12,188,279)
Class C	(2,851,119)	(9,189,104)
Class L	(9,680,365)	(16,052,118)
Institutional Class	(639,267)	(110,808)

	(18,918,595)	(37,540,309)

Decrease in net assets derived from capital share transactions	(11,121,111)	(14,548,006)

Net Decrease in Net Assets	(11,431,866)	(14,768,857)

Net Assets:
Beginning of year	85,407,435	100,176,292

End of year	$73,975,569	$85,407,435

Distributions in excess of net investment income	$(12,734)	$(20,017)

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Investments Ultrashort Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Capital contribution from Advisor
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[8]
Portfolio turnover

[1]	The Class A shares financial highlights for the periods prior to Jan. 5, 2016 reflect the performance of Delaware Cash Reserve® Fund Consultant Class shares.
[2]	On Jan. 5, 2015, the Fund declared a 10 for 1 reverse stock split. The net asset values and per share information listed have been revised/adjusted to reflect the reverse stock split.
[3]	The average shares outstanding method has been applied for per share information for the years ended March 31, 2018, 2017 and 2016.
[4]	Amount is less than $0.005 per share.
[5]	For the year ended March 31, 2016, capital contribution from Advisor of $8,961, was made to the Fund’s Class A shares, which calculated to a de minimis amount of $0.00 per share.
[6]	For the years ended March 31, 2015 and 2014, net investment income distributions of $(1,588) and $(2,377) respectively, were made by the Fund’s Class A shares, which calculated to a de minimis amount of $0.00 per share.
[7]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[8]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/18	3/31/17	3/31/16[1,2]		3/31/15[1,2]		3/31/14[1,2]
$10.00	$10.02	$10.00		$10.00		$10.00

0.14	0.07	0.01		—	[4]	—	[4]
(0.03)	—	0.02		—		—
–	—	—	[5]	—		—

0.11	0.07	0.03		—		—

(0.14)	(0.07)	(0.01)		—	[6]	—	[6]
(0.01)	(0.02)	—		—		—

(0.15)	(0.09)	(0.01)		—		—

$9.96	$10.00	$10.02		$10.00		$10.00

1.05%	0.76%	0.32%		0.03%		0.03%

$8,722	$9,430	$6,305		$5,319		$6,675
0.40%	0.40%	0.19%		0.13%		0.15%
0.92%	1.08%	1.03%		0.98%		0.97%
1.38%	0.73%	0.14%		0.03%		0.03%
0.86%	0.05%	(0.70%	)	(0.82%	)	(0.79%	)
134%	104%	123%		0%		0%

Financial highlights

Delaware Investments Ultrashort Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Capital contribution from Advisor
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[8]
Portfolio turnover

[1]	The Class C shares financial highlights for the periods prior to Jan. 5, 2016 reflect the performance of Delaware Cash Reserve® Fund Class C shares.
[2]	On Jan. 5, 2015, the Fund declared a 10 for 1 reverse stock split. The net asset values and per share information listed have been revised/adjusted to reflect the reverse stock split.
[3]	The average shares outstanding method has been applied for per share information for the years ended March 31, 2018, 2017 and 2016.
[4]	Amount is less than $0.005 per share.
[5]	For the year ended March 31, 2016, capital contribution from Advisor of $16,212, was made to the Fund’s Class C shares, which calculated to a de minimis amount of $0.00 per share.
[6]	For the years ended March 31, 2015 and 2014, net investment income distributions of $(2,477) and $(4,427) respectively, were made by the Fund’s Class C shares, which calculated to a de minimis amount of $0.00 per share.
[7]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[8]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/18	3/31/17	3/31/16[1,2]		3/31/15[1,2]		3/31/14[1,2]
$10.00	$10.02	$10.00		$10.00		$10.00

0.14	0.07	0.01		—	[4]	—	[4]
(0.03)	—	0.02		—		—
–	—	—	[5]	—		—

0.11	0.07	0.03		—		—

(0.14)	(0.07)	(0.01)		—	[6]	—	[6]
(0.01)	(0.02)	—		—		—

(0.15)	(0.09)	(0.01)		—		—

$9.96	$10.00	$10.02		$10.00		$10.00

1.05%	0.75%	0.32%		0.03%		0.03%

$5,752	$7,527	$9,927		$8,463		$10,430
0.40%	0.40%	0.19%		0.13%		0.15%
1.67%	1.83%	1.78%		1.73%		1.69%
1.38%	0.73%	0.14%		0.03%		0.03%
0.11%	(0.70% )	(1.45%	)	(1.57%	)	(1.51%	)
134%	104%	123%		0%		0%

Financial highlights

Delaware Investments Ultrashort Fund Class L

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Capital contribution from Advisor
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[8]
Portfolio turnover

[1]	The Class L shares financial highlights for the periods prior to Jan. 5, 2016 reflect the performance of Delaware Cash Reserve® Fund Class A shares.
[2]	On Jan. 5, 2015, the Fund declared a 10 for 1 reverse stock split. The net asset values and per share information listed have been revised/adjusted to reflect the reverse stock split.
[3]	The average shares outstanding method has been applied for per share information for the years ended March 31, 2018, 2017 and 2016.
[4]	Amount is less than $0.005 per share.
[5]	For the year ended March 31, 2016, capital contribution from Advisor of $305,752, was made to the Fund’s Class L shares, which calculated to a de minimis amount of $0.00 per share.
[6]	For the years ended March 31, 2015 and 2014, net investment income distributions of $(51,769) and $(75,121) respectively, were made by the Fund’s Class L shares, which calculated to a de minimis amount of $0.00 per share.
[7]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[8]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/18	3/31/17	3/31/16[1,2]		3/31/15[1,2]		3/31/14[1,2]
$10.00	$10.02	$10.00		$10.00		$10.00

0.14	0.07	0.01		—	[4]	—	[4]
(0.03)	—	0.02		—		—
–	—	—	[5]	—		—

0.11	0.07	0.03		—		—

(0.14)	(0.07)	(0.01)		—	[6]	—	[6]
(0.01)	(0.02)	—		—		—

(0.15)	(0.09)	(0.01)		—		—

$9.96	$10.00	$10.02		$10.00		$10.00

1.05%	0.75%	0.32%		0.03%		0.03%

$59,084	$68,119	$83,641		$175,765		$224,475
0.40%	0.40%	0.19%		0.13%		0.15%
0.67%	0.83%	0.78%		0.73%		0.69%
1.38%	0.73%	0.14%		0.03%		0.03%
1.11%	0.30%	(0.45%	)	(0.57%	)	(0.51%	)
134%	104%	123%		0%		0%

Financial highlights

Delaware Investments Ultrashort Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the “Statement of operations.”
[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

		1/5/16	[1]
Year ended		to
3/31/18	3/31/17	3/31/16
$10.00	$10.02	$10.00

0.14	0.07	0.02
(0.03)	—	0.02

0.11	0.07	0.04

(0.14)	(0.07)	(0.02)
(0.01)	(0.02)	—

(0.15)	(0.09)	(0.02)

$9.96	$10.00	$10.02

1.05%	0.75%	0.39%

$418	$331	$303
0.40%	0.40%	0.40%
0.67%	0.83%	0.74%
1.38%	0.73%	0.36%
1.11%	0.30%	0.02%
134%	104%	123%	[5]

Notes to financial statements

Delaware Investments Ultrashort Fund	March 31, 2018

Delaware Group® Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, Delaware Investments Ultrashort Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class L, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.00%. Class L and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek total return to the extent consistent with a relatively low volatility of principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the year ended March 31, 2018 and for all open tax years (years ended March 31, 2015–March 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the year ended March 31, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – This Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the year ended March 31, 2018, the Fund earned $763 under this agreement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the year ended March 31, 2018, the Fund earned $490 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.30% on average daily net assets of the Fund.

Notes to financial statements

Delaware Investments Ultrashort Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.40% of the Fund’s average daily net assets from April 1, 2017 through March 31, 2018.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds from April 1, 2017 through Aug. 31, 2017 at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above were allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. Effective Sept. 1, 2017, the Fund as well as the other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). The Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative NAV basis. For the year ended March 31, 2018, the Fund was charged $5,653 for these services. This amount is included on the “Statement of operations” under “Accounting and administrative expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. For the year ended March 31, 2018, the Fund was charged $15,793 for these services. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Class L and Institutional Class shares pay no 12b-1 fees. DDLP has contracted to limit the 12b-1 fees to 0.00% of average daily net assets for Class A and Class C shares from April 1, 2017 through March 31, 2018.*

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended March 31, 2018, the Fund was charged $1,912 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended March 31, 2018, DDLP earned $669 for commissions on sales of the Fund’s Class A shares. For the year ended March 31, 2018, DDLP received gross CDSC commissions of $1,636 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The aggregate contractual waiver period covering this report is from Jan. 4, 2016, through July 30, 2018.

3. Investments

For the year ended March 31, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$102,448,808
Sales	85,584,715

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the fund were as follows:

Cost of investments	$74,050,830

Aggregate unrealized appreciation of investments	$127,670
Aggregate unrealized depreciation of investments	(309,653)

Net unrealized depreciation of investments	$(181,983)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

Notes to financial statements

Delaware Investments Ultrashort Fund

3. Investments (continued)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded, options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 2
Securities
Assets:
Agency, Asset- & Mortgage-Backed Securities	$42,052,077
Commercial Paper	3,207,558
Corporate Bonds	28,609,212

Total Value of Securities	$73,868,847

During the year ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the year ended March 31, 2018, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2018 and 2017 was as follows:

	Year ended
	3/31/18	3/31/17
Ordinary income	$1,118,577	$879,490
Long Term capital gains	31,748	—

Total	$1,150,325	$879,490

5. Components of Net Assets on a Tax Basis

As of March 31, 2018, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$74,293,365
Undistributed ordinary income	24,555
Qualified late year capital losses deferred	(123,079)
Distributions payable	(37,289)
Net unrealized depreciation on investments	(181,983)

Net assets	$73,975,569

Qualified late year capital losses represent losses realized on investment transactions from Nov. 1, 2017 through March 31, 2018, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to redesignation of dividends and distributions and paydowns of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2018, the Fund recorded the following reclassifications:

Distributions in excess of net investment income	$6,997
Accumulated net realized loss on investments	(6,997)

Notes to financial statements

Delaware Investments Ultrashort Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	3/31/18	3/31/17
Shares sold:
Class A	494,457	1,523,916
Class C	101,654	672,727
Class L	511	83
Institutional Class	72,684	13,732

Shares issued upon reinvestment of dividends and distributions:
Class A	13,114	7,834
Class C	8,346	8,439
Class L	88,347	68,428
Institutional Class	287	239

	779,400	2,295,398

Shares redeemed:
Class A	(574,702)	(1,217,806)
Class C	(285,087)	(918,915)
Class L	(967,659)	(1,602,412)
Institutional Class	(64,093)	(11,061)

	(1,891,541)	(3,750,194)

Net decrease	(1,112,141)	(1,454,796)

Certain shareholders may exchange shares of one class for another class in the same Fund. There were no exchange transactions for the year ended March 31, 2017. For the year ended March 31, 2018, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables above and the “Statements of changes in net assets.”

	Exchange Redemptions			Exchange Subscriptions

	Class A Shares	Class C Shares	Class L Shares	Class L Shares	Institutional Class Shares	Value
Year ended 3/31/18	273	440	634	441	907	$13,496

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Fund had no amounts outstanding as of March 31, 2018, or at any time during the year then ended.

8. Credit and Market Risks

The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 5% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date.

Notes to financial statements

Delaware Investments Ultrashort Fund

10. Recent Accounting Pronouncements (continued)

The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

11. Subsequent Events

Management has determined that no events or transactions occurred subsequent to March 31, 2018, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Cash Reserve and Shareholders of Delaware Investments Ultrashort Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Investments Ultrashort Fund (the “Fund”) as of March 31, 2018, the related statement of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 18, 2018

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

Other Fund information (Unaudited)

Delaware Investments Ultrashort Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the year ended March 31, 2018, the Fund reports distributions paid during the year as follows:

(A) Ordinary Income Distributions (Tax Basis)	97.24%
(B) Long-Term Capital Gain Distributions (Tax Basis)	2.76%
Total Distributions (Tax Basis)	100.00%

(A) and (B) are based on a percentage of the Fund’s total distributions.

For the fiscal year ended March 31, 2018, certain interest income paid by the Fund, has been determined to be Qualified Interest Income and Qualified Short-Term Capital Gains, and may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creations Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2018, the Fund has reported maximum distributions of Qualified Interest Income of $1,108,019, and Qualified Short-Term Capital Gains of $18,872.

Board consideration of sub-advisory agreements for Delaware Investments Ultrashort Fund at a meeting held November 15-16, 2017

At a meeting held on Nov. 15-16, 2017, the Board of Trustees of Delaware Group® Cash Reserve, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Investment Management Global Limited (“MIMGL”) for Delaware Investments Ultrashort Fund (the “Fund”). MIMEL and MIMGL may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL and MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMEL and MIMGL, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL and MIMGL; information concerning MIMEL’s and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMEL and MIMGL each would provide as a sub-advisor to the Funds. The Trustees considered the investment process to be employed by MIMEL and MIMGL in connection with DMC’s collaboration with MIMEL and MIMGL in managing the Funds, and the qualifications and experience of MIMEL and MIMGL’s fixed income teams with regard to implementing the Funds’ investment mandates. The Board considered MIMEL and MIMGL’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMEL and MIMGL, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMEL and MIMGL to the Funds. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMEL and MIMGL, as well as MIMEL and MIMGL’s ability to render such services based on its experience, organization and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is more like a collaborative effort between the advisor and sub-advisors and a cross-pollination of investment ideas. Moreover, the Board noted the advisor’s and sub-advisors’ stated intention that the former retain the decision-making authority with respect to purchases and sales of securities in the sub-advised Funds.

Sub-advisory fees. The Board considered that DMC would not pay MIMEL and MIMGL fees in conjunction with the services that would be rendered to the sub-advised Funds. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMEL and MIMGL would provide investment advice and recommendations, including with respect to specific securities, for consideration and evaluation by DMC’s portfolio managers, but that DMC’s portfolio managers for the Funds would retain final portfolio management discretion over the Funds.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Funds increased, as applicable. The Board also considered that DMC and its affiliates may benefit by marketing a global approach to the portfolio management of its fixed income investment strategies.

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee

Shawn K. Lytle[1,2]	President,	Trustee since
2005 Market Street	Chief Executive Officer,	September 2015
Philadelphia, PA 19103	and Trustee
February 1970		President and
Chief Executive Officer
since August 2015

Independent Trustees

Thomas L. Bennett	Chairman and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chairman since
March 2015

Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]

Shawn K. Lytle, David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the CFO and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which shares an affiliated investment manager.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President — Macquarie	60	Trustee — UBS
Investment Management[3]		Relationship Funds,
(June 2015–Present)		SMA Relationship
Trust, and UBS Funds
Regional Head of		(May 2010–April 2015)
Americas — UBS Global
Asset Management
(April 2010–May 2015)

Private Investor	60	None
(March 2004–Present)

Chief Executive Officer,	60	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and
Market Manager,		Director —
New Jersey Private		Santander Bank, N.A.
Bank (2005–2011) —
J.P. Morgan Chase & Co.
Executive Vice President	60	Director and Audit Committee
(Emerging Economies		Member — Hercules
Strategies, Risks, and		Technology Growth
Corporate Administration)		Capital, Inc.
State Street Corporation		(2004–2014)
(July 2004–March 2011)

[3]	Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President —	60	Director; Compensation
Drexel University		Committee and
(August 2010–Present)		Governance Committee
Member — Community
President —		Health Systems
Franklin & Marshall College
(July 2002–July 2010)		Director — Drexel
Morgan & Co.

Director, Audit Committee
Member — vTv
Therapeutics LLC

Director; Audit Committee
Member — FS Credit Real
Estate Income Trust, Inc.
Private Investor	60	None
(2004–Present)

Chief Executive Officer —	60	Trust Manager and
Banco Itaú		Audit Committee
International		Chair — Camden
(April 2012–December 2016)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012) and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Officers

David F. Connor	Senior Vice President,	Senior Vice President
2005 Market Street	General Counsel,	since May 2013;
Philadelphia, PA 19103	and Secretary	General Counsel
December 1963		since May 2015;
Secretary since
October 2005

Daniel V. Geatens	Vice President	Treasurer since October 2007
2005 Market Street	and Treasurer
Philadelphia, PA 19103
October 1972

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Vice Chairman	60	Director — HSBC Finance
(2010–April 2013) —		Corporation and HSBC
PNC Financial		North America Holdings Inc.
Services Group
		Director —
		HSBC USA Inc.

Vice President and Treasurer	60	Director (2009–2017);
(January 2006–July 2012),		Personnel and Compensation
Vice President —		Committee Chair; Member of
Mergers & Acquisitions		Nominating, Investments, and
(January 2003–January 2006),		Audit Committees for various
and Vice President		periods throughout
and Treasurer		directorship —
(July 1995–January 2003) —		Okabena Company
3M Company

David F. Connor has served	60	None[2]
in various capacities at different times at
Macquarie Investment
Management.

Daniel V. Geatens has served	60	None[2]
in various capacities at different times at
Macquarie Investment
Management.

Richard Salus has served	60	None[2]
in various executive capacities at different times at
Macquarie Investment
Management.

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Former Chief Executive
Delaware Funds®	Private Wealth Management	Philadelphia, PA	Officer
by Macquarie Philadelphia, PA	J.P. Morgan Chase & Co. New York, NY	Lucinda S. Landreth Former Chief Investment	Banco Itaú International Miami, FL

Thomas L. Bennett	Joseph W. Chow	Officer	Thomas K. Whitford
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Former Vice Chairman
Delaware Funds	President	New York, NY	PNC Financial Services Group
by Macquarie	State Street Corporation		Pittsburgh, PA
Private Investor Rosemont, PA	Boston, MA		Janet L. Yeomans
Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware Investments Ultrashort Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Fund’s most recent Forms N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds® by Macquarie Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow
John A. Fry
Lucinda S. Landreth
Thomas K. Whitford
Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $31,580 for the fiscal year ended March 31, 2018.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $31,580 for the fiscal year ended March 31, 2017.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2018.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended March 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2017.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended March 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,733 for the fiscal year ended March 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2018.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,558 for the fiscal year ended March 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2017.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2018.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2017.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $11,748,000 and $11,180,000 for the registrant’s fiscal years ended March 31, 2018 and March 31, 2017, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® CASH RESERVE

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 6, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 6, 2018